Loans and Allowance for Loan Losses - Credit risk profile of the company's loan portfolio based on rating category and payment activity (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 189,447,546	$ 187,477,065
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	133,351,308	136,666,343
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	45,844,543	45,311,103
Real estate loans | 1-4 family | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	43,254,380	42,327,337
Real estate loans | 1-4 family | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	809,345	1,016,025
Real estate loans | 1-4 family | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,780,818	1,967,741
Real estate loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	37,260,090	41,477,480
Real estate loans | Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	35,239,108	39,078,740
Real estate loans | Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	310,770	429,877
Real estate loans | Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,710,212	1,968,863
Real estate loans | Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,129,028	38,271,758
Real estate loans | Agricultural Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	39,892,528	38,271,758
Real estate loans | Agricultural Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	0	0
Real estate loans | Agricultural Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	236,500	0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,117,647	11,606,002
Real estate loans | Home equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	9,893,063	10,790,377
Real estate loans | Home equity | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	75,347	70,983
Real estate loans | Home equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	149,237	744,642
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,934,790	21,617,744
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,367,452	21,141,466
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	8,819	100,234
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	558,519	376,044
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,400,651	14,649,622
Agricultural business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	12,507,114	13,845,865
Agricultural business | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	139,306	803,757
Agricultural business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	754,231	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	15,760,797	14,543,356
Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	15,043,520	14,361,125
Consumer | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	17,092	10,575
Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 700,185	$ 171,656